SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATE TRANSLATION (Details)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Period End R M B [Member]
Offsetting Assets [Line Items]
Period-average RMB:US$1 exchange rate	0.13745	0.14474	0.14053	0.15735
Period Average R M B [Member]
Offsetting Assets [Line Items]
Period-average RMB:US$1 exchange rate	0.14239	0.14896	0.15174	0.15499